Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 07, 2013
Document and Entity Information:
Entity Registrant Name	Blue Water Restaurant Group, Inc.
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001516332
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,000,000
Entity Public Float		$ 130,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Current
Cash and equivalents	$ 30,299
Accounts receivable	30,299
Assets, Current	30,299
Assets	30,299
Liabilities, Current
Accounts payable (related party)	133,865	27,015
Liabilities, Current	133,865	27,015
Liabilities	133,865	27,015
Stockholders' (deficit)
Common Stock, Value, Issued	18,000	23,000
Additional Paid in Capital, Common Stock	102,000	97,000
(Deficit) accumulated during the development stage	(223,566)	(147,015)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(103,566)	(27,015)
Total liabilities and stockholders' (deficit)	30,299
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares Authorized	70,000,000	70,000,000
Common Stock, Shares Issued	18,000,000	23,000,000
Common Stock, Shares Outstanding	18,000,000	23,000,000
Common Stock, Value, Outstanding	$ 18,000	$ 23,000

Statements of Operations (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Operating Income (Loss)
Revenues, net		$ 40,000	$ 40,000
Gross profit		40,000	40,000
Expenses
General and Administrative Expense	515	1,066	1,581
Consulting Fees	50,000	9,000	59,000
Accounting Fees	6,000	5,000	11,000
Legal Fees	70,500	99,458	169,958
Transfer Agent Fees		2,027	2,027
Operating Income (Loss)	(127,015)	(76,551)	(203,566)
Other income (expense)
Marketable Securities, Realized Gain (Loss)	(20,000)		(20,000)
Other income (expense), net	(20,000)		(20,000)
Net (loss)	$ (147,015)	$ (76,551)	$ (223,566)
Earnings Per Share
Earnings Per Share, Basic	$ (0.01)	$ 0
Weighted Average Number of Shares Outstanding, Basic	22,828,383	18,628,415
Earnings Per Share, Diluted	$ (0.01)	$ 0
Weighted Average Number of Shares Outstanding, Diluted	22,828,383	18,628,415

Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Mar. 02, 2011
Stock Issued During Period, Value, New Issues	$ 12,000	$ 108,000		$ 120,000
Stock Issued During Period, Shares, New Issues	23,000,000			23,000,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	10,000	90,000		100,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	21,000,000			21,000,000
Stock Issued During Period, Value, Purchase of Assets	2,000	18,000		20,000
Stock Issued During Period, Shares, Purchase of Assets	2,000,000			2,000,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(147,015)	(147,015)
Stockholders' Equity, Period Increase (Decrease)				(27,015)
Stock Issued During Period, Shares, Period Increase (Decrease)	23,000,000			23,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011				(27,015)
Shares, Outstanding at Dec. 31, 2011	23,000,000			23,000,000
Stock Issued During Period, Value, New Issues	(5,000)	5,000
Stock Issued During Period, Shares, New Issues	(5,000,000)			(5,000,000)
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	(5,000)	5,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	(5,000,000)			(5,000,000)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(76,551)	(76,551)
Stockholders' Equity, Period Increase (Decrease)				(76,551)
Stock Issued During Period, Shares, Period Increase (Decrease)	(5,000,000)			(5,000,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012				$ (103,566)
Shares, Outstanding at Dec. 31, 2012	18,000,000			18,000,000

Statements of Cash Flows (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (147,015)	$ (76,551)	$ (223,566)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants	100,000		100,000
Realized loss on investment	20,000		20,000
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	120,000		120,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	27,015	106,850	133,865
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	27,015	106,850	133,865
Net Cash Provided by (Used in) Operating Activities	147,015	30,299	253,865
Cash and Cash Equivalents, Period Increase (Decrease)		30,299	30,299
Cash and Cash Equivalents, at Carrying Value		$ 30,299	$ 30,299

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
Note 1 - Summary of Significant Accounting Policies

NOTE 1 – Summary of Significant Accounting Policies

Organization

Blue Water Restaurant Group, Inc. (“Company” or “Blue Water”) is a development stage company with minimal operations.  Blue Water was incorporated under the laws of the State of Nevada on March 3, 2011.  The Company’s business plan calls for the development of a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition to developing and launching its own restaurant concepts, Blue Water also provides restaurant development and operational management consulting services to outside restaurant businesses.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of December 31, 2012, for the fiscal year ended December 31, 2012, and for the period March 3, 2011 (inception) to December 31, 2011.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of December 31, 2012 and December 31, 2011, the Company had $30,299 and $-0- cash and equivalents, respectively.

Revenue Recognition

The Company recognizes revenue (1) when the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) the service has been provided, and (4) collectability is assured.

Accounts Receivable

Accounts receivable are stated at net invoice amount.  An allowance for doubtful accounts is based on management’s best estimate of uncollectible receivable balances based on the creditworthiness of the customer and prior collection history.  As of December 31, 2012 and December 31, 2011 the allowance for doubtful accounts was $-0-.

Investments

The Company accounts for its marketable securities, which are classified as trading securities, in accordance with generally accepted accounting principles for certain investments in debt and equity securities, which requires that trading securities be carried at fair value.  Unrealized gains and losses due to changes in fair value as well as realized gains and losses resulting from sales of securities are reported as Other Income/Expenses in the statement of operations.  Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available.  The cost basis for realized gains and losses is determined on a specific identification basis.  As of December 31, 2012 and December 31, 2011, the Company had no investments.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of December 31, 2012 and December 31, 2011 we believe that the recorded values of all of our financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period.   Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  During the fiscal year ended December 31, 2012, for the period March 3, 2011 (inception) to December 31, 2011, and cumulative from March 3, 2011 (inception) to December 31, 2012 the Company had no dilutive financial instruments issued or outstanding.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes.  Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes.  The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  Blue Water establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fiscal Year

The Company elected December 31st for its fiscal year end.

Note 2 - Development Stage Activities and Going Concern	12 Months Ended
Dec. 31, 2012
Notes
Note 2 - Development Stage Activities and Going Concern

NOTE 2 – Development Stage Activities and Going Concern

The Company is in the development stage and has minimal operations, and as such has devoted most of its efforts since its inception to developing its business plan, issuing common stock, attempting to raise capital, establishing its accounting systems and other administrative functions.  The Company plans on developing a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition, The Company intends to conduct additional capital formation activities through the issuance of its common stock to better enable it to pursue its long-term business goals.

While management of the Company believes that it will be successful in its planned operating activities under its business plan and capital formation activities, there can be no assurance that it will be able to successfully execute on either of these or that it will be able to generate adequate revenues to earn a profit or sustain its operations.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America, which contemplate continuation of the Company as a going concern.  The Company has not established a source of revenues sufficient to cover its operating costs, and as such, has incurred an operating loss since its inception.  Further, as of December 31, 2012, the Company had an accumulated net loss of ($223,566).  These and other factors raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern.

Note 3 - Common Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 3 - Common Stock

NOTE 3 – Common Stock

The total number of common shares authorized that may be issued by the Company is 70,000,000 shares with a par value of $0.001 per share.

During the period March 3, 2011 (inception) to December 31, 2012 the Company issued an aggregate of 23,000,000 shares of its common stock as follows:

  11,000,000 shares to its officers as Founder’s Shares;

  5,000,000 shares to Taurus Financial Partners, LLC for assisting with the creation and early development of our business, including incorporation and formation assistance, preparation of an offering prospectus and related registration statement on Form S-1, and continued EDGAR filing support and services.  These shares were valued at $50,000, or $0.01 per share, based on the value of the services provided;

  5,000,000 shares to Arctic Eyes, LLC for assisting with the initial development and future hosting of our website (www.bluewaterbar.com) and marketing efforts aimed at building the Blue Water brand on various Caribbean travel websites and local radio stations.  These shares were valued at $50,000, or $0.01 per share, based on the previously established value; and

  2,000,000 shares to Island Radio, Inc. (OTCBB: ISLD) in a stock exchange where the Company received 2,000,000 restricted shares of Island Radio’s common stock.  These shares were valued at $20,000, or $0.01 per share, based on the previously established value.

On February 17, 2012, the Company and Arctic Eyes, LLC mutually agreed to rescind their consulting agreement.  Arctic Eyes returned the 5,000,000 shares it was holding which were subsequently cancelled by the Company.

As of December 31, 2012, the Company had 18,000,000 shares of its common stock issued and outstanding.

Note 4 - Preferred Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 4 - Preferred Stock

NOTE 4 – Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 5,000,000 shares with a par value of $0.001 per share.

As of December 31, 2012, the Company had no shares of its preferred stock issued and outstanding.

Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
Note 5 - Income Taxes

NOTE 5 – Income Taxes

The provision (benefit) for income taxes for the period from March 3, 2011 (inception) to December 31, 2012 was as follows, assuming a 35 percent effective tax rate:

	For the fiscal year ended 12/31/12		For the period from March 3, 2011 (inception) to 12/31/11
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$36,248		$9,455
Change in valuation allowance	(36,248)		(9,455)

Total deferred tax provision	$-		$-

As of December 31, 2013, the Company had approximately $103,566 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2031.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from March 3, 2011 (inception) to December 31, 2012 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.

Note 6 - Partytenders, Inc. Subsidiary	12 Months Ended
Dec. 31, 2012
Notes
Note 6 - Partytenders, Inc. Subsidiary

NOTE 6 – Partytenders, Inc. Subsidiary

On October 1, 2011 we incorporated a wholly-owned subsidiary, Partytenders, Inc., in the State of Nevada.

Through the Partytenders subsidiary the Company intends to offer turnkey catering services to private parties and events.  The Company will provide these functions with food servers, bartenders, high-quality food selections and top-shelf spirits.

In late 2012 the Company determined not to pursue the Partytenders concept and dissolved the subsidiary on December 31, 2012.  No shares were ever issued by the Partytenders subsidiary.  Further, no operating activities ever were conducted within the subsidiary.

Note 7 - Share Exchange With Island Radio, Inc. and Subsequent Sale of Shares	12 Months Ended
Dec. 31, 2012
Notes
Note 7 - Share Exchange With Island Radio, Inc. and Subsequent Sale of Shares

NOTE 7 – Share Exchange with Island Radio, Inc. and Subsequent Sale of Shares

On March 29, 2011 we entered into a Share Exchange Agreement with Island Radio, Inc., which is listed on the OTC Bulletin Board under the trading symbol “ISLD”.  Under the terms of the agreement we issued Island Radio 2,000,000 shares of our restricted common stock in exchange for 2,000,000 restricted shares of Island Radio common stock, $0.001 par value.  These shares were valued at $20,000, or $0.01 a share.

After a review on March 31, 2011, and in accordance with US Generally Accepted Accounting Principles (US GAAP), we determined these shares of common stock were an impaired asset due to the underlying business’s limited operations and lack of trading on OTC Bulletin Board.  Accordingly, we took a ($20,000) impairment charge against this asset.

On October 13, 2011 we transferred our restricted shares of Island Radio to Michael Hume, our President and Chief Executive Officer.  These shares carried no value.

Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
Note 8 - Related Party Transactions

NOTE 8 – Related Party Transactions

As of December 31, 2012, the Company operated out of office space that is being provided to us by our president and chief executive officer, Michael Hume, free of charge.  There is no written agreement or other material terms relating to this arrangement.

For the period March 3, 2011 (inception) to December 31, 2012 the Company’s rent expense was zero.  This is because of the short time period and the minimal level of operating activities that have transpired during this period of time.

Additionally, for the period of March 3, 2011 (inception) to December 31, 2012 the majority of the Company’s expenses were paid by Taurus Financial Partners, LLC (Taurus), an independent service provider that currently provides SEC EDGAR compliance and filing services to the Company, and have been accounted for under the accounts payable to a related party line item; as of December 31, 2012, Taurus owned 31.7% of the Company’s issued and outstanding common stock.

Note 9 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Notes
Note 9 - Recent Accounting Pronouncements

NOTE 9 – Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This update amended explanations of how to measure fair value to result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards.  ASU 2011-04 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with prospective application required.  The adoption of this did not have a material effect on the Company’s financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.”  This update amended the presentation options in Accounting Standards Codification (“ASC”) 220, “Comprehensive Income,” to provide an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with retrospective application required.  The adoption of this standard did not have a material effect on the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU 2011-08 “Intangibles – Goodwill and Other”.  This new guidance on testing goodwill provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any).  If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required.  ASU 2011-08 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with prospective application required.  The adoption of this standard did not have a material effect on the Company’s financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05.  This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented.  The adoption of ASU 2011-12 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02.  This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03.  This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114.  The adoption of ASU 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.

Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes
Note 10 - Subsequent Events	NOTE 10 – Subsequent Events There were no material subsequent events through the date these financial statements were filed with the Securities and Exchange Commission on Form 10-K.

Note 1 - Summary of Significant Accounting Policies: Organization (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Organization

Organization

Blue Water Restaurant Group, Inc. (“Company” or “Blue Water”) is a development stage company with minimal operations.  Blue Water was incorporated under the laws of the State of Nevada on March 3, 2011.  The Company’s business plan calls for the development of a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition to developing and launching its own restaurant concepts, Blue Water also provides restaurant development and operational management consulting services to outside restaurant businesses.

Note 1 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of December 31, 2012, for the fiscal year ended December 31, 2012, and for the period March 3, 2011 (inception) to December 31, 2011.

Note 1 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.

Note 1 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of December 31, 2012 and December 31, 2011, the Company had $30,299 and $-0- cash and equivalents, respectively.

Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue (1) when the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) the service has been provided, and (4) collectability is assured.

Note 1 - Summary of Significant Accounting Policies: Accounts Receivable (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Accounts Receivable

Accounts Receivable

Accounts receivable are stated at net invoice amount.  An allowance for doubtful accounts is based on management’s best estimate of uncollectible receivable balances based on the creditworthiness of the customer and prior collection history.  As of December 31, 2012 and December 31, 2011 the allowance for doubtful accounts was $-0-.

Note 1 - Summary of Significant Accounting Policies: Investments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Investments

Investments

The Company accounts for its marketable securities, which are classified as trading securities, in accordance with generally accepted accounting principles for certain investments in debt and equity securities, which requires that trading securities be carried at fair value.  Unrealized gains and losses due to changes in fair value as well as realized gains and losses resulting from sales of securities are reported as Other Income/Expenses in the statement of operations.  Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available.  The cost basis for realized gains and losses is determined on a specific identification basis.  As of December 31, 2012 and December 31, 2011, the Company had no investments.

Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of December 31, 2012 and December 31, 2011 we believe that the recorded values of all of our financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Note 1 - Summary of Significant Accounting Policies: Net Loss Per Share Calculation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Net Loss Per Share Calculation

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period.   Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  During the fiscal year ended December 31, 2012, for the period March 3, 2011 (inception) to December 31, 2011, and cumulative from March 3, 2011 (inception) to December 31, 2012 the Company had no dilutive financial instruments issued or outstanding.

Note 1 - Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes.  Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes.  The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  Blue Water establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Note 1 - Summary of Significant Accounting Policies: Fiscal Year (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fiscal Year	Fiscal Year The Company elected December 31st for its fiscal year end.

Note 5 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the fiscal year ended 12/31/12		For the period from March 3, 2011 (inception) to 12/31/11
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$36,248		$9,455
Change in valuation allowance	(36,248)		(9,455)

Total deferred tax provision	$-		$-